Corporate Information and Continuing Operations	12 Months Ended
Jun. 30, 2026
Corporate Information and Continuing Operations [Abstract]
CORPORATE INFORMATION AND CONTINUING OPERATIONS
1.	CORPORATE INFORMATION AND CONTINUING OPERATIONS
Business
InMed Pharmaceuticals Inc. (“InMed” or the “Company”) was incorporated in the Province of British Columbia on May 19, 1981 under the Business Corporations Act of British Columbia. InMed is a pharmaceutical drug development company with a pipeline of proprietary small molecule drug candidates targeting the treatment of diseases with high unmet medical needs as well as developing proprietary manufacturing approaches to produce and sell bulk rare cannabinoids as ingredients for various market sectors.
The Company’s shares are listed on the Nasdaq Capital Market (“Nasdaq”) under the trading symbol “INM”. InMed’s principal mailing address is InMed Pharmaceuticals Inc., c/o Norton Rose Fulbright Canada LLP, Suite 1800, 500 West Georgia St, Vancouver, British Columbia, Canada V6B 0M3 and our telephone number is +1-604-669-7207. Our website is https://www.inmedpharma.com.
Going Concern
In accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.
Through June 30, 2026, the Company has funded its operations primarily with proceeds from the sale of Common Shares. The Company has incurred recurring losses and negative cash flows from operations since its inception, including net losses of approximately $12.6 million and $8.2 million for the years ended June 30, 2026 and 2025, respectively. In addition, the Company had an accumulated deficit of approximately $130.2 million as of June 30, 2026. The Company expects to continue to generate operating losses for the foreseeable future.
As of the issuance date of these consolidated annual financial statements, the Company expects its cash, cash equivalents and short-term investments of $2.2 million as of June 30, 2026, will be sufficient to fund its operating expenses and capital expenditure requirements into end of the third quarter of calendar 2026, depending on the level and timing of the Company’s operating expenses. The future viability of the Company is dependent on its ability to raise additional capital to finance its operations. The Company has concluded that there is substantial doubt about its ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.
The Company expects to continue to seek additional funding through potential strategic and/or transformative corporate opportunities and transactions, which may include collaborating or partnering with other companies, an acquisition or sale of the company, asset sales or acquisitions, licensing of intellectual property, among others, while continuing to seek additional funding through equity or debt financings and/or from other capital sources. The Company may not be successful in identifying or consummating any such transaction or obtaining the financing that it needs to fund its operations on acceptable terms, or at all, and the terms of any transaction and/or financing the Company is able to consummate may adversely affect the holdings or the rights of its existing shareholders and/or the value and trading price of its shares.
In connection with the Company’s assessment of going concern considerations in accordance with Subtopic 205-40, management has determined that the Company’s liquidity condition raises substantial doubt about the Company’s ability to continue as a going concern, which is considered to be for a period of one year from the issuance of these financial statements. These consolidated financial statements do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts of classification of liabilities that might result from the outcome of this uncertainty. Such adjustments could be material.